Not FDIC Insured May Lose Value No Bank Guarantee
38917-Q1PH

Schedule of Investments
(unaudited)
Putnam Pennsylvania Tax Exempt Income Fund 2
Notes to Schedule of Investments 6

Putnam Pennsylvania Tax Exempt Income Fund
Schedule of Investments (unaudited), August 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 100.4%
Ohio 0.9%
Ohio Higher Educational Facility Commission ,
Otterbein Homes Obligated Group , Revenue , 2023 , Refunding , 4% , 7/01/33 ...... $ 390,000 $ 397,902
Otterbein Homes Obligated Group , Revenue , 2023 , Refunding , 4% , 7/01/34 ...... 405,000 409,448
807,350
Pennsylvania 94.4%
Adams County General Authority , Brethren Home Community Obligated Group (The) ,
Revenue , 2024 A , Refunding , 5% , 6/01/54 ............................... 500,000 449,666
Allegheny County Airport Authority ,
Revenue , 2021 A , AG Insured , 4% , 1/01/46 .............................. 750,000 643,256
Revenue , 2023 B , AG Insured , 5.25% , 1/01/53 ............................ 1,000,000 1,023,827
Revenue , 2025 A , AG Insured , 5.5% , 1/01/50 ............................. 1,000,000 1,035,110
Allegheny County Hospital Development Authority , Allegheny Health Network Obligated
Group , Revenue , 2018 A , Refunding , 4% , 4/01/44 ......................... 2,000,000 1,728,344
a
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/45 ........ 550,000 507,675
Bellefonte Area School District , GO , 2024 A , Refunding , 5% , 5/15/48 ............. 1,000,000 1,015,441
Bethlehem Redevelopment Authority , Moravian University Obligated Group , Revenue ,
2024 , 5.5% , 10/01/54 ............................................... 1,500,000 1,503,251
Bucks County Industrial Development Authority , Delaware Valley University , Revenue ,
2022 B , Refunding , 5% , 11/01/42 ...................................... 250,000 220,730
Cheltenham Township Industrial Development Authority , Arcadia University , Revenue ,
2024 , Refunding , 5.75% , 4/01/54 ...................................... 350,000 322,472
Chester County Industrial Development Authority ,
Collegium Charter School , Revenue , 2017 A , 5.125% , 10/15/37 ............... 225,000 213,890
a
Collegium Charter School , Revenue , 144A, 2022 , Refunding , 6% , 10/15/52 ...... 750,000 711,626
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,000,000 883,050
City of Erie Higher Education Building Authority , Gannon University , Revenue , 2016 ,
Refunding , 5% , 5/01/34 ............................................. 750,000 754,640
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/37 ............................................ 1,250,000 1,310,559
Airport , Revenue , 2021 , Refunding , AG Insured , 4% , 7/01/40 ................. 300,000 274,182
Airport , Revenue , 2021 , Refunding , AG Insured , 4% , 7/01/41 ................. 400,000 358,451
Water & Wastewater , Revenue , 2020 A , Refunding , 5% , 11/01/45 .............. 1,000,000 1,000,793
City of Pittsburgh , GO , 2024 , 5% , 9/01/44 ................................. 400,000 410,399
Commonwealth Financing Authority ,
Revenue , 2018 , 5% , 6/01/33 ......................................... 1,000,000 1,044,340
Revenue , 2018 , 5% , 6/01/34 ......................................... 1,000,000 1,040,656
Commonwealth of Pennsylvania , GO, First Series , 2023-1 , 4% , 9/01/43 .......... 1,235,000 1,128,208
County of Delaware , GO , 2024 , 5% , 8/01/48 ............................... 1,000,000 1,012,606
Cumberland County Municipal Authority ,
Asbury Pennsylvania Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/45 ... 500,000 431,845
Lutheran Senior Services East Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/32 ........................................................ 700,000 700,633
Cumberland Valley School District , GO , 2023 A , AG Insured , 5% , 11/15/44 ........ 1,500,000 1,530,249
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/29 ...................................................... 1,230,000 1,230,348
Erie City Water Authority , Revenue , 2018 A , Refunding , AG Insured , 5% , 12/01/43 ... 1,000,000 1,013,548
Governor Mifflin School District , GO , 2020 A , 4% , 4/01/39 ..................... 1,000,000 981,371
Highlands School District ,
GO , 2023 , AG Insured , 4% , 4/15/40 .................................... 500,000 482,629
GO , 2023 , AG Insured , 4% , 4/15/43 .................................... 700,000 655,341
Interboro School District , GO , 2024 , AG Insured , 5.5% , 8/15/63 ................. 2,250,000 2,322,149
Lackawanna County Industrial Development Authority , University of Scranton ,
Revenue , 2017 , Refunding , 4% , 11/01/40 ................................ 1,500,000 1,352,498

Putnam Pennsylvania Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lancaster County Convention Center Authority , County of Lancaster Hotel Tax ,
Revenue , 2022 B , Refunding , 4% , 5/01/49 ............................... $ 1,000,000 $ 874,038
Lancaster County Hospital Authority ,
Landis Homes Obligated Group , Revenue , 2015 A , Refunding , 5% , 7/01/45 ...... 1,000,000 910,752
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2023 , Refunding ,
5.125% , 11/01/38 ................................................ 1,000,000 1,049,460
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2025 A , Refunding ,
5% , 11/01/35 ................................................... 470,000 511,452
Moravian Manors Obligated Group , Revenue , 2019 A , 5% , 6/15/44 ............. 1,235,000 1,068,744
Moravian Manors Obligated Group , Revenue , 2019 A , 5% , 6/15/49 ............. 1,000,000 825,288
Penn State Health Obligated Group , Revenue , 2021 , 5% , 11/01/51 ............. 1,500,000 1,457,953
St. Anne's Retirement Community Obligated Group , Revenue , 2020 , Refunding , 5% ,
3/01/45 ........................................................ 500,000 411,025
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 500,000 379,536
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 1,030,000 756,944
Willow Valley Communities Obligated Group , Revenue , 2019 , 4% , 12/01/49 ...... 1,550,000 1,212,751
Lancaster Municipal Authority , Garden Spot Village Obligated Group , Revenue , 2024 A ,
Refunding , 5% , 5/01/44 ............................................. 1,000,000 981,601
Lehigh County General Purpose Authority , Muhlenberg College , Revenue , 2024 ,
Refunding , 5.25% , 2/01/54 ........................................... 1,600,000 1,525,226
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 550,000 473,726
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/36 .. 965,000 909,031
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/41 .. 425,000 367,608
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/46 .. 625,000 520,076
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 800,000 636,996
Pennsbury School District , GO , 2024 , 5% , 8/01/44 .......................... 1,000,000 1,024,866
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , AG Insured ,
5.75% , 12/31/62 ................................................. 400,000 412,005
PA Bridges Finco LP , Revenue , 2015 , 5% , 12/31/34 ........................ 250,000 251,272
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 650,000 666,662
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 500,000 479,245
Procter & Gamble Co. (The) , Revenue , 2001 , 5.375% , 3/01/31 ................ 1,155,000 1,287,425
UPMC Obligated Group , Revenue , 2022 A , Refunding , 5% , 2/15/38 ............ 1,750,000 1,826,626
UPMC Obligated Group , Revenue , 2022 A , Refunding , 5% , 2/15/39 ............ 1,500,000 1,553,643
b
Pennsylvania Finance Authority , Revenue , 2004 B , AMBAC Insured , 3.06%, 12/01/27 1,000,000 934,379
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2017 , Refunding , 4% , 5/01/34 ................... 1,250,000 1,229,867
Thomas Jefferson University Obligated Group , Revenue , 2024 B-2 , Refunding , 5.5% ,
11/01/54 ....................................................... 1,000,000 1,022,945
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2025 ,
Refunding , 5.5% , 8/15/55 .......................................... 1,000,000 1,046,793
University Properties, Inc. , Revenue , 2016 A , Refunding , 5% , 7/01/35 ........... 730,000 695,740
c
Pennsylvania Housing Finance Agency , Revenue , 2025-150A , Refunding , 4.9% ,
10/01/40 ........................................................ 1,000,000 1,005,590
Pennsylvania State University (The) , Revenue , 2020 A , 5% , 9/01/45 ............. 2,200,000 2,232,724
Pennsylvania Turnpike Commission ,
Revenue , 2014 A , 4.75% , 12/01/37 .................................... 1,000,000 1,012,993
Revenue , 2025 A , 5.25% , 12/01/55 .................................... 1,000,000 1,029,920
c
Revenue , 2025 B , 5.25% , 12/01/55 .................................... 1,580,000 1,629,067
b
Oil Franchise Tax , Revenue , 2009 C , 4.61%, 12/01/38 ...................... 3,000,000 1,651,384
d
Oil Franchise Tax , Revenue, Senior Lien , 2025 A , 5.25% , 12/01/53 ............. 1,100,000 1,130,752

Putnam Pennsylvania Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development ,
Independence Charter School West , Revenue , 2019 , 5% , 6/15/50 ............. $ 1,375,000 $ 1,140,406
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 615,000 606,188
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 1,050,000 982,841
a
Philadelphia Performing Arts Charter School , Revenue , 144A, 2020 , Refunding , 5% ,
6/15/40 ........................................................ 1,000,000 950,418
St. Joseph's University , Revenue , 2017 , 5% , 11/01/47 ...................... 1,000,000 942,686
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 1,000,000 1,013,502
a
University Plaza Associates , Revenue , 144A, 2017 , III , Pre-Refunded , 5.25% ,
12/01/47 ....................................................... 300,000 309,170
Philadelphia Gas Works Co. , Revenue , 15th , Refunding , 5% , 8/01/47 ............ 2,500,000 2,468,361
Philadelphia Housing Authority , Revenue , 2025 A , 5.25% , 3/01/43 ............... 500,000 510,574
Philadelphia Housing Authority Development Corp. , Revenue , 2025 A , 5.25% , 3/01/45 500,000 505,234
Pittsburgh School District , GO , 2021 , 3% , 9/01/38 ........................... 995,000 838,438
Redevelopment Authority of the City of Philadelphia , City of Philadelphia , Revenue ,
2023 B , 5% , 9/01/43 ............................................... 1,250,000 1,280,755
School District of the City of Erie (The) , GO , 2019 A , AG Insured , 4% , 4/01/33 ...... 1,150,000 1,170,670
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52 1,750,000 1,781,929
Sports & Exhibition Authority of Pittsburgh & Allegheny County ,
Revenue , 2017 , 5% , 12/15/35 ........................................ 625,000 639,138
Revenue , 2017 , 5% , 12/15/36 ........................................ 1,000,000 1,018,742
West Cornwall Township Municipal Authority ,
Lebanon Valley Brethren Home Obligated Group , Revenue , 2021 A , Refunding , 4% ,
11/15/36 ....................................................... 365,000 341,810
Lebanon Valley Brethren Home Obligated Group , Revenue , 2021 A , Refunding , 4% ,
11/15/41 ....................................................... 505,000 434,519
Lebanon Valley Brethren Home Obligated Group , Revenue , 2021 A , Refunding , 4% ,
11/15/46 ....................................................... 525,000 417,879
West Shore Area Authority , Messiah Lifeways Obligated Group , Revenue , 2015 A ,
Refunding , 5% , 7/01/35 ............................................. 500,000 498,345
Wilkes-Barre Area School District , GO , 2019 , BAM Insured , 5% , 4/15/59 .......... 2,000,000 1,936,672
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 1,400,000 1,115,596
87,193,761
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority , Bon Secours Mercy Health,
Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/44 .......................... 730,000 641,118
Texas 0.2%
a
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 200,000 189,234
Virgin Islands 0.4%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/30 ............... 320,000 330,066
Washington 0.7%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding , 6.75% ,
12/01/44 ........................................................ 600,000 649,894
U.S. Territories 3.1%
Guam 2.3%
Territory of Guam ,
GO , 2019 , 5% , 11/15/31 ............................................. 515,000 540,426
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... 1,300,000 1,154,663
Hotel Occupancy Tax , Revenue , 2021 A , Refunding , 5% , 11/01/40 ............. 425,000 430,930
2,126,019

Putnam Pennsylvania Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 7 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 0.8%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/37 .......................................... $ 350,000 $ 325,099
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 500,000 435,346
760,445
Total U.S. Territories .................................................................... 2,886,464
Total Municipal Bonds (Cost $ 97,945,517 ) ......................................
92,697,887
a a a a
Short Term Investments 2.8%
Shares
a
Management Investment Companies 2.7%
e,f
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 2,470,434 2,470,434
Total Management Investment Companies (Cost $ 2,470,434 ) .....................
2,470,434
Principal
Amount
U.S. Government and Agency Securities 0.1%
b
U.S. Treasury Bills , 3 .96% , 10/02/25 ..................................... 100,000 99,649
Total U.S. Government and Agency Securities (Cost $ 99,651 ) .....................
99,649
Total Short Term Investments (Cost $ 2,570,085 ) .................................
2,570,083
a
Total Investments (Cost $ 100,515,602 ) 103.2% ..................................
$95,267,970
Other Assets, less Liabilities (3.2) % ...........................................
(2,919,369)
Net Assets 100.0% ...........................................................
$92,348,601
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $2,668,123, representing 2.9% of net assets.
b
The rate shown represents the yield at period end.
c
Security purchased on a when-issued basis.
d
A portion or all of the security purchased on a delayed delivery basis.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Pennsylvania Tax Exempt Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Pennsylvania Tax Exempt Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P , 4.566% ...... $1,892,381 $9,120,554 $(8,542,501) $— $— $2,470,434 2,470,434 $25,069
Total Affiliated Securities ... $1,892,381 $9,120,554 $(8,542,501) $— $— $2,470,434 $25,069
Level 1 Level 2 Level 3 Total
Putnam Pennsylvania Tax Exempt Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 92,697,887 $ — $ 92,697,887
Short Term Investments ................... 2,470,434 99,649 — 2,570,083
Total Investments in Securities ........... $2,470,434 $92,797,536 $— $95,267,970
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
GO
General Obligation
3. Investments in Affiliated Management Investment Companies
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.